Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Central Index Key	0001176343
Amendment Flag	false
Document Creation Date	Apr 22, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

Class I Shares | Legg Mason ClearBridge Variable Equity Income Builder Portfolio
ClearBridge Variable Equity Income Portfolio
Investment objectives
The fund’s primary investment objective is to provide a high level of current income.
Long-term capital appreciation is its secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class I Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class I
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses	Class I Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class I
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.82%

Example
This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class I Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class I	84	262	456	1,015

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class I Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class I	84	262	456	1,015

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. A significant portion of the fund's portfolio will consist of equity securities that pay dividends.

The fund may invest up to 50% of its net assets in equity securities of foreign issuers. The foreign issuers in which the fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as "multi-national companies") and other foreign issuers with market capitalizations generally of at least $10 billion.

The portfolio managers believe that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The portfolio managers typically emphasize dividend-paying equity securities, with a focus placed upon current dividend levels as well as dividend growth over time. The fund may invest in issuers of any size.

The fund may invest up to 20% of its net assets in fixed income securities. The fund may invest in fixed income securities of any quality, including lower-rated, high-yielding debt securities (commonly known as "junk bonds"). The fund may invest in fixed income securities when the portfolio managers believe such securities provide attractive income opportunities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Dividend-paying stock risk. The fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio turnover risk. Active and frequent trading may increase transaction costs, which could detract from fund performance.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class I shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Total returns (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 13.93 Worst quarter (12/31/2008): (20.52)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Class I Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio	1 year	5 years	Since inception	Inception date
Class I	14.21%	2.01%	1.97%	Apr 27, 2007
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	17.55%	0.83%	(0.40%)

Prior to November 2, 2009, the fund followed different investment strategies under the name “Legg Mason Partners Variable Capital and Income Portfolio.”

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class I Shares | Legg Mason ClearBridge Variable Equity Income Builder Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Variable Equity Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s primary investment objective is to provide a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Long-term capital appreciation is its secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. A significant portion of the fund's portfolio will consist of equity securities that pay dividends.

The fund may invest up to 50% of its net assets in equity securities of foreign issuers. The foreign issuers in which the fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as "multi-national companies") and other foreign issuers with market capitalizations generally of at least $10 billion.

The portfolio managers believe that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The portfolio managers typically emphasize dividend-paying equity securities, with a focus placed upon current dividend levels as well as dividend growth over time. The fund may invest in issuers of any size.

		The fund may invest up to 20% of its net assets in fixed income securities. The fund may invest in fixed income securities of any quality, including lower-rated, high-yielding debt securities (commonly known as "junk bonds"). The fund may invest in fixed income securities when the portfolio managers believe such securities provide attractive income opportunities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Dividend-paying stock risk. The fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio turnover risk. Active and frequent trading may increase transaction costs, which could detract from fund performance.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in Class I shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 13.93 Worst quarter (12/31/2008): (20.52)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to November 2, 2009, the fund followed different investment strategies under the name “Legg Mason Partners Variable Capital and Income Portfolio.”
Class I Shares | Legg Mason ClearBridge Variable Equity Income Builder Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,015
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	456
10 years	rr_ExpenseExampleNoRedemptionYear10	1,015
2008	rr_AnnualReturn2008	(35.02%)
2009	rr_AnnualReturn2009	22.90%
2010	rr_AnnualReturn2010	12.26%
2011	rr_AnnualReturn2011	7.90%
2012	rr_AnnualReturn2012	14.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
1 year	rr_AverageAnnualReturnYear01	14.21%
5 years	rr_AverageAnnualReturnYear05	2.01%
Since inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2007
Class I Shares | Legg Mason ClearBridge Variable Equity Income Builder Portfolio | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.55%
5 years	rr_AverageAnnualReturnYear05	0.83%
Since inception	rr_AverageAnnualReturnSinceInception	(0.40%)

[1]	N/A

Class II Shares | Legg Mason ClearBridge Variable Equity Income Builder Portfolio
ClearBridge Variable Equity Income Portfolio
Investment objectives
The fund’s primary investment objective is to provide a high level of current income.
Long-term capital appreciation is its secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class II Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class II
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses	Class II Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class II
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.07%

Example
This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class II Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class II	109	340	589	1,304

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class II Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio Class II	109	340	589	1,304

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. A significant portion of the fund's portfolio will consist of equity securities that pay dividends.

The fund may invest up to 50% of its net assets in equity securities of foreign issuers. The foreign issuers in which the fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as "multi-national companies") and other foreign issuers with market capitalizations generally of at least $10 billion.

The portfolio managers believe that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The portfolio managers typically emphasize dividend-paying equity securities, with a focus placed upon current dividend levels as well as dividend growth over time. The fund may invest in issuers of any size.

The fund may invest up to 20% of its net assets in fixed income securities. The fund may invest in fixed income securities of any quality, including lower-rated, high-yielding debt securities (commonly known as "junk bonds"). The fund may invest in fixed income securities when the portfolio managers believe such securities provide attractive income opportunities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Dividend-paying stock risk. The fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio turnover risk. Active and frequent trading may increase transaction costs, which could detract from fund performance.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class II shares. The table shows the average annual total returns of Class II shares of the fund and also compares the fund’s Class II shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Total returns (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 13.86 Worst quarter (12/31/2008): (20.56)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Class II Shares Legg Mason ClearBridge Variable Equity Income Builder Portfolio	1 year	5 years	10 years
Class II	14.08%	1.90%	5.50%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	17.55%	0.83%	7.54%

Prior to November 2, 2009, the fund followed different investment strategies under the name “Legg Mason Partners Variable Capital and Income Portfolio.” Prior to April 30, 2007, the fund had different investment objectives and followed different investment strategies under the name “Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.”

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class II Shares | Legg Mason ClearBridge Variable Equity Income Builder Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Variable Equity Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s primary investment objective is to provide a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Long-term capital appreciation is its secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. A significant portion of the fund's portfolio will consist of equity securities that pay dividends.

The fund may invest up to 50% of its net assets in equity securities of foreign issuers. The foreign issuers in which the fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as "multi-national companies") and other foreign issuers with market capitalizations generally of at least $10 billion.

The portfolio managers believe that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The portfolio managers typically emphasize dividend-paying equity securities, with a focus placed upon current dividend levels as well as dividend growth over time. The fund may invest in issuers of any size.

		The fund may invest up to 20% of its net assets in fixed income securities. The fund may invest in fixed income securities of any quality, including lower-rated, high-yielding debt securities (commonly known as "junk bonds"). The fund may invest in fixed income securities when the portfolio managers believe such securities provide attractive income opportunities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Dividend-paying stock risk. The fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio turnover risk. Active and frequent trading may increase transaction costs, which could detract from fund performance.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class II shares. The table shows the average annual total returns of Class II shares of the fund and also compares the fund’s Class II shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class II shares. The table shows the average annual total returns of Class II shares of the fund and also compares the fund’s Class II shares performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 13.86 Worst quarter (12/31/2008): (20.56)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to November 2, 2009, the fund followed different investment strategies under the name “Legg Mason Partners Variable Capital and Income Portfolio.” Prior to April 30, 2007, the fund had different investment objectives and followed different investment strategies under the name “Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.”
Class II Shares | Legg Mason ClearBridge Variable Equity Income Builder Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	589
10 years	rr_ExpenseExampleYear10	1,304
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	340
5 years	rr_ExpenseExampleNoRedemptionYear05	589
10 years	rr_ExpenseExampleNoRedemptionYear10	1,304
2003	rr_AnnualReturn2003	21.93%
2004	rr_AnnualReturn2004	5.01%
2005	rr_AnnualReturn2005	4.25%
2006	rr_AnnualReturn2006	10.50%
2007	rr_AnnualReturn2007	5.36%
2008	rr_AnnualReturn2008	(35.04%)
2009	rr_AnnualReturn2009	22.66%
2010	rr_AnnualReturn2010	12.24%
2011	rr_AnnualReturn2011	7.71%
2012	rr_AnnualReturn2012	14.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.56%)
1 year	rr_AverageAnnualReturnYear01	14.08%
5 years	rr_AverageAnnualReturnYear05	1.90%
10 years	rr_AverageAnnualReturnYear10	5.50%
Class II Shares | Legg Mason ClearBridge Variable Equity Income Builder Portfolio | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.55%
5 years	rr_AverageAnnualReturnYear05	0.83%
10 years	rr_AverageAnnualReturnYear10	7.54%

[1]	N/A

Class I Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
Investment objective
The fund seeks long-term growth of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class I Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio Class I
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses	Class I Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio Class I
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.88%

Example
This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class I Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio Class I	90	281	488	1,084

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class I Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio Class I	90	281	488	1,084

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class I shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Total returns (%)

Calendar Years ended December 31 Best quarter (06/30/2003): 21.46 Worst quarter (12/31/2008):(21.49)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Class I Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio	1 year	5 years	10 years
Class I	20.35%	3.23%	7.24%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class I Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Variable Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in Class I shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2003): 21.46 Worst quarter (12/31/2008):(21.49)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Class I Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
1 year	rr_ExpenseExampleNoRedemptionYear01	90
3 years	rr_ExpenseExampleNoRedemptionYear03	281
5 years	rr_ExpenseExampleNoRedemptionYear05	488
10 years	rr_ExpenseExampleNoRedemptionYear10	1,084
2003	rr_AnnualReturn2003	47.56%
2004	rr_AnnualReturn2004	0.36%
2005	rr_AnnualReturn2005	5.22%
2006	rr_AnnualReturn2006	4.60%
2007	rr_AnnualReturn2007	5.31%
2008	rr_AnnualReturn2008	(37.29%)
2009	rr_AnnualReturn2009	42.38%
2010	rr_AnnualReturn2010	9.83%
2011	rr_AnnualReturn2011	(0.65%)
2012	rr_AnnualReturn2012	20.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.49%)
1 year	rr_AverageAnnualReturnYear01	20.35%
5 years	rr_AverageAnnualReturnYear05	3.23%
10 years	rr_AverageAnnualReturnYear10	7.24%
Class I Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.26%
5 years	rr_AverageAnnualReturnYear05	3.12%
10 years	rr_AverageAnnualReturnYear10	7.52%

[1]	N/A

Class II Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
Investment objective
The fund seeks long-term growth of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class II Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio Class II
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses		Class II Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio Class II
Management fees		0.75%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.13%
Total annual fund operating expenses		1.13%
[1]	���Other expenses��� for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example
This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class II Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio Class II	115	359	622	1,374

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class II Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio Class II	115	359	622	1,374

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The returns shown in the accompanying bar chart and table are for the fund’s Class I shares (which are offered in a separate prospectus) because no Class II shares were outstanding as of December 31, 2012. Class I shares and Class II shares are invested in the same portfolio of securities.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Total returns (%)

Calendar Years ended December 31 Best quarter (06/30/2003): 21.46 Worst quarter (12/31/2008): (21.49)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Class II Shares Legg Mason ClearBridge Variable Large Cap Growth Portfolio	1 year	5 years	10 years
Class I	20.35%	3.23%	7.24%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class II Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Variable Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The returns shown in the accompanying bar chart and table are for the fund’s Class I shares (which are offered in a separate prospectus) because no Class II shares were outstanding as of December 31, 2012. Class I shares and Class II shares are invested in the same portfolio of securities.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2003): 21.46 Worst quarter (12/31/2008): (21.49)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown in the accompanying bar chart and table are for the fund’s Class I shares (which are offered in a separate prospectus) because no Class II shares were outstanding as of December 31, 2012. Class I shares and Class II shares are invested in the same portfolio of securities.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Class II Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	622
10 years	rr_ExpenseExampleYear10	1,374
1 year	rr_ExpenseExampleNoRedemptionYear01	115
3 years	rr_ExpenseExampleNoRedemptionYear03	359
5 years	rr_ExpenseExampleNoRedemptionYear05	622
10 years	rr_ExpenseExampleNoRedemptionYear10	1,374
Class II Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	47.56%
2004	rr_AnnualReturn2004	0.36%
2005	rr_AnnualReturn2005	5.22%
2006	rr_AnnualReturn2006	4.60%
2007	rr_AnnualReturn2007	5.31%
2008	rr_AnnualReturn2008	(37.29%)
2009	rr_AnnualReturn2009	42.38%
2010	rr_AnnualReturn2010	9.83%
2011	rr_AnnualReturn2011	(0.65%)
2012	rr_AnnualReturn2012	20.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.49%)
1 year	rr_AverageAnnualReturnYear01	20.35%
5 years	rr_AverageAnnualReturnYear05	3.23%
10 years	rr_AverageAnnualReturnYear10	7.24%
Class II Shares | Legg Mason ClearBridge Variable Large Cap Growth Portfolio | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.26%
5 years	rr_AverageAnnualReturnYear05	3.12%
10 years	rr_AverageAnnualReturnYear10	7.52%

[1]	N/A
[2]	���Other expenses��� for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Class I Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Large Cap Value Portfolio
Investment objectives
The fund seeks long-term growth of capital as its primary investment objective.
Current income is a secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class I Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses	Class I Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.74%

Example
This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class I Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	76	237	412	919

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class I Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	76	237	412	919

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class I shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Effective June 1, 2012, the fund changed its primary benchmark from the S&P 500 Index to the Russell 1000 Value Index. Management believes the Russell 1000 Value Index is a more appropriate benchmark for the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Total returns (%)

Calendar Years ended December 31 Best quarter (06/30/2003): 20.19 Worst quarter (12/31/2008): (19.96)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Class I Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio	1 year	5 years	10 years
Class I	16.50%	1.42%	7.45%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Prior to April 30, 2010, the fund invested primarily in common stocks of established U.S. companies under the name “Legg Mason ClearBridge Variable Investors Portfolio.”

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class I Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Variable Large Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital as its primary investment objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in Class I shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Effective June 1, 2012, the fund changed its primary benchmark from the S&P 500 Index to the Russell 1000 Value Index. Management believes the Russell 1000 Value Index is a more appropriate benchmark for the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2003): 20.19 Worst quarter (12/31/2008): (19.96)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 1, 2012, the fund changed its primary benchmark from the S&P 500 Index to the Russell 1000 Value Index. Management believes the Russell 1000 Value Index is a more appropriate benchmark for the fund.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to April 30, 2010, the fund invested primarily in common stocks of established U.S. companies under the name “Legg Mason ClearBridge Variable Investors Portfolio.”
Class I Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	412
10 years	rr_ExpenseExampleYear10	919
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	237
5 years	rr_ExpenseExampleNoRedemptionYear05	412
10 years	rr_ExpenseExampleNoRedemptionYear10	919
2003	rr_AnnualReturn2003	32.33%
2004	rr_AnnualReturn2004	10.38%
2005	rr_AnnualReturn2005	6.53%
2006	rr_AnnualReturn2006	18.26%
2007	rr_AnnualReturn2007	3.90%
2008	rr_AnnualReturn2008	(35.62%)
2009	rr_AnnualReturn2009	24.50%
2010	rr_AnnualReturn2010	9.46%
2011	rr_AnnualReturn2011	4.95%
2012	rr_AnnualReturn2012	16.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.96%)
1 year	rr_AverageAnnualReturnYear01	16.50%
5 years	rr_AverageAnnualReturnYear05	1.42%
10 years	rr_AverageAnnualReturnYear10	7.45%
Class I Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.51%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years	rr_AverageAnnualReturnYear10	7.38%
Class I Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%

[1]	N/A

Class II Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Large Cap Value Portfolio
Investment objectives
The fund seeks long-term growth of capital as its primary investment objective.
Current income is a secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class II Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio Class II
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses		Class II Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio Class II
Management fees		0.65%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.09%
Total annual fund operating expenses		0.99%
[1]	���Other expenses��� for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Example
This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class II Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio Class II	101	315	547	1,213

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class II Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio Class II	101	315	547	1,213

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the performance of Class I shares with the average annual total returns of an index or other benchmark. Effective June 1, 2012, the fund changed its primary benchmark from the S&P 500 Index to the Russell 1000 Value Index. Management believes the Russell 1000 Value Index is a more appropriate benchmark for the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The returns shown in the accompanying bar chart and table are for the fund’s Class I shares (which are offered in a separate prospectus) because no Class II shares were outstanding as of December 31, 2012. Class I shares and Class II shares are invested in the same portfolio of securities.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Total returns (%)

Calendar Years ended December 31 Best quarter (06/30/2003): 20.19 Worst quarter (12/31/2008): (19.96)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Class II Shares Legg Mason ClearBridge Variable Large Cap Value Portfolio	1 year	5 years	10 years
Class I	16.50%	1.42%	7.45%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Prior to April 30, 2010, the fund invested primarily in common stocks of established U.S. companies under the name “Legg Mason ClearBridge Variable Investors Portfolio.”

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class II Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Variable Large Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital as its primary investment objective.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the performance of Class I shares with the average annual total returns of an index or other benchmark. Effective June 1, 2012, the fund changed its primary benchmark from the S&P 500 Index to the Russell 1000 Value Index. Management believes the Russell 1000 Value Index is a more appropriate benchmark for the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

The returns shown in the accompanying bar chart and table are for the fund’s Class I shares (which are offered in a separate prospectus) because no Class II shares were outstanding as of December 31, 2012. Class I shares and Class II shares are invested in the same portfolio of securities.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the performance of Class I shares with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2003): 20.19 Worst quarter (12/31/2008): (19.96)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown in the accompanying bar chart and table are for the fund’s Class I shares (which are offered in a separate prospectus) because no Class II shares were outstanding as of December 31, 2012. Class I shares and Class II shares are invested in the same portfolio of securities.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 1, 2012, the fund changed its primary benchmark from the S&P 500 Index to the Russell 1000 Value Index. Management believes the Russell 1000 Value Index is a more appropriate benchmark for the fund.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to April 30, 2010, the fund invested primarily in common stocks of established U.S. companies under the name “Legg Mason ClearBridge Variable Investors Portfolio.”
Class II Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
1 year	rr_ExpenseExampleNoRedemptionYear01	101
3 years	rr_ExpenseExampleNoRedemptionYear03	315
5 years	rr_ExpenseExampleNoRedemptionYear05	547
10 years	rr_ExpenseExampleNoRedemptionYear10	1,213
Class II Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	32.33%
2004	rr_AnnualReturn2004	10.38%
2005	rr_AnnualReturn2005	6.53%
2006	rr_AnnualReturn2006	18.26%
2007	rr_AnnualReturn2007	3.90%
2008	rr_AnnualReturn2008	(35.62%)
2009	rr_AnnualReturn2009	24.50%
2010	rr_AnnualReturn2010	9.46%
2011	rr_AnnualReturn2011	4.95%
2012	rr_AnnualReturn2012	16.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.96%)
1 year	rr_AverageAnnualReturnYear01	16.50%
5 years	rr_AverageAnnualReturnYear05	1.42%
10 years	rr_AverageAnnualReturnYear10	7.45%
Class II Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.51%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years	rr_AverageAnnualReturnYear10	7.38%
Class II Shares | Legg Mason ClearBridge Variable Large Cap Value Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%

[1]	N/A
[2]	���Other expenses��� for Class II shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Class I Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio
ClearBridge Variable Mid Cap Core Portfolio
Investment objective
The fund seeks long-term growth of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class I Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class I
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses	Class I Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class I
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.94%

Example
This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class I Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class I	96	300	520	1,155

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class I Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class I	96	300	520	1,155

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.

The fund may invest up to 25% of its net assets in foreign securities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class I shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Total returns (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.67 Worst quarter (12/31/2008): (22.95)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Class I Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio	1 year	5 years	10 years
Class I	17.90%	4.09%	8.84%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	10.65%
S&P Mid Cap 400 Index (reflects no deduction for fees, expenses or taxes)	17.88%	5.15%	10.53%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class I Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Variable Mid Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class I shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.

		The fund may invest up to 25% of its net assets in foreign securities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in Class I shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark. Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class I shares. The table shows the average annual total returns of Class I shares of the fund and also compares the fund’s Class I shares performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 18.67 Worst quarter (12/31/2008): (22.95)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.
Class I Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,155
1 year	rr_ExpenseExampleNoRedemptionYear01	96
3 years	rr_ExpenseExampleNoRedemptionYear03	300
5 years	rr_ExpenseExampleNoRedemptionYear05	520
10 years	rr_ExpenseExampleNoRedemptionYear10	1,155
2003	rr_AnnualReturn2003	29.76%
2004	rr_AnnualReturn2004	10.42%
2005	rr_AnnualReturn2005	8.31%
2006	rr_AnnualReturn2006	14.81%
2007	rr_AnnualReturn2007	7.14%
2008	rr_AnnualReturn2008	(35.27%)
2009	rr_AnnualReturn2009	35.97%
2010	rr_AnnualReturn2010	22.55%
2011	rr_AnnualReturn2011	(3.92%)
2012	rr_AnnualReturn2012	17.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
1 year	rr_AverageAnnualReturnYear01	17.90%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	8.84%
Class I Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.28%
5 years	rr_AverageAnnualReturnYear05	3.57%
10 years	rr_AverageAnnualReturnYear10	10.65%
Class I Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio | S&P Mid Cap 400 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.88%
5 years	rr_AverageAnnualReturnYear05	5.15%
10 years	rr_AverageAnnualReturnYear10	10.53%

[1]	N/A

Class II Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio
ClearBridge Variable Mid Cap Core Portfolio
Investment objective
The fund seeks long-term growth of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Class II Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II
Maximum sales charge (load) imposed on purchases	[1]
Maximum deferred sales charge (load)	[1]
[1]	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses	Class II Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.19%

Example
This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example (USD $)	1 year	3 years	5 years	10 years
Class II Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II	121	378	655	1,445

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Class II Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II	121	378	655	1,445

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.

The fund may invest up to 25% of its net assets in foreign securities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Performance
The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class II shares. The table shows the average annual total returns of Class II shares of the fund and also compares the fund’s Class II shares performance with the average annual total returns of an index or other benchmark. Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Total returns (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.60 Worst quarter (12/31/2008): (22.96)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Class II Shares Legg Mason ClearBridge Variable Mid Cap Core Portfolio	1 year	5 Years	Since inception	Inception date
Class II	17.61%	3.83%	2.32%	May 21, 2007
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	2.20%
S&P Mid Cap 400 Index (reflects no deduction for fees, expenses or taxes)	17.88%	5.15%	3.71%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Class II Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Variable Mid Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Class II shares of the fund. The fee table and expense example do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in this fund through a separate account or qualified plan is presented in the contract prospectus through which the fund’s shares are offered to you or in the information provided by your plan.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class II shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.

		The fund may invest up to 25% of its net assets in foreign securities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in Class II shares of the fund. The bar chart shows changes in the fund’s performance from year to year of Class II shares. The table shows the average annual total returns of Class II shares of the fund and also compares the fund’s Class II shares performance with the average annual total returns of an index or other benchmark. Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available by calling the fund at 1-877-721-1926.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

		Fees paid by the separate accounts or qualified plans through which shares of the fund are sold are not reflected in the accompanying bar chart and table. If they were, the returns would be lower than those shown. Please refer to the separate account prospectus or information provided by your qualified plan for a description of the expenses associated with the account or plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year of Class II shares. The table shows the average annual total returns of Class II shares of the fund and also compares the fund’s Class II shares performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 18.60 Worst quarter (12/31/2008): (22.96)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.
Class II Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	655
10 years	rr_ExpenseExampleYear10	1,445
1 year	rr_ExpenseExampleNoRedemptionYear01	121
3 years	rr_ExpenseExampleNoRedemptionYear03	378
5 years	rr_ExpenseExampleNoRedemptionYear05	655
10 years	rr_ExpenseExampleNoRedemptionYear10	1,445
2008	rr_AnnualReturn2008	(35.43%)
2009	rr_AnnualReturn2009	35.81%
2010	rr_AnnualReturn2010	22.06%
2011	rr_AnnualReturn2011	(4.14%)
Annual Return 2012	rr_AnnualReturn2012	17.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.96%)
1 year	rr_AverageAnnualReturnYear01	17.61%
5 years	rr_AverageAnnualReturnYear05	3.83%
Since inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception date	rr_AverageAnnualReturnInceptionDate	May 21, 2007
Class II Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.28%
5 years	rr_AverageAnnualReturnYear05	3.57%
Since inception	rr_AverageAnnualReturnSinceInception	2.20%
Class II Shares | Legg Mason ClearBridge Variable Mid Cap Core Portfolio | S&P Mid Cap 400 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.88%
5 years	rr_AverageAnnualReturnYear05	5.15%
Since inception	rr_AverageAnnualReturnSinceInception	3.71%

[1]	N/A

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 22, 2013